INCOME TAX (EXPENSE)/ BENEFIT	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income taxes (expense) benefit

11.	INCOME TAX (EXPENSE)/ BENEFIT
The components of income tax (expense)/benefit are as follows:

	Year ended December 31,
(in thousands of $)	2023	2022	2021
Current tax expense	(521)	(520)	(1,445)
Deferred tax (expense)/benefit (1)	(1,349)	958	5
Total income tax (expense)/ benefit	(1,870)	438	(1,440)

The income taxes for the years ended December 31, 2023, 2022 and 2021 differed from the amounts computed by applying the Bermuda statutory income tax rate of 0% as follows:

	Year ended December 31,
(in thousands of $)	2023	2022	2021
Effect of movement in deferred tax and prior period adjustment	(1,349)	958	5
Effect of prior periods adjustment in current tax	189	346	(232)
Effect of taxable income in various countries	(710)	(866)	(1,213)
Total income tax (expense)/ benefit	(1,870)	438	(1,440)
Jurisdictions open to examinations

The earliest tax years that remain subject to examination by the major taxable jurisdictions in which we operate are: 2022 (UK), 2021 (Croatia) and 2019 (Norway and Mauritania/Senegal).
Deferred taxes

Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes and pensions.

As of December 31, 2023, we have a deferred tax liability of $0.3 million (2022: $0.4 million).